Lease prepayments	12 Months Ended
Mar. 31, 2019
Disclosure Of Lease Prepayments [Abstract]
Disclosure of lease prepayments [text block]
8.	Lease prepayments

	March 31, 2019	March 31, 2018
Towards land and buildings*	1,322,748	1,344,845
	1,322,748	1,344,845

* Includes
₹
1,317,696 (March 2018:
₹
1,321,247) paid for acquiring leasehold rights of land for construction of Data Centers.

The prepayment towards land is amortized over the period of the lease on a straight line basis. In respect of buildings under operating lease, prepayments are amortized over the lease term on a straight line basis.